Investments Accounted for Using the Equity Method	6 Months Ended
Jun. 30, 2023
Interests In Other Entities [Abstract]
Investments Accounted for Using the Equity Method

B.5. INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for using the equity method consist of associates and joint ventures (see Note B.1. to the consolidated financial statements for the year ended December 31, 2022), and comprise:

(€ million)	% interest	June 30, 2023	December 31, 2022
EUROAPI (a)	29.8	297	392
Infraserv GmbH & Co. Höchst KG (b)	31.2	88	97
MSP Vaccine Company (c)	50.0	95	104
Other investments	—	58	84
Total		538	677
(a)As of June 30, 2023, an impairment loss of €91 million euros was recognized on the equity-accounted investment in EUROAPI, given the decrease in the stock market price since March 2023. The amount of the loss was determined based on the stock market price as of June 30, 2023 (€10.50).
(b)Joint venture.
(c)Joint venture MSP Vaccine Company owns 100% of MCM Vaccine BV.

The financial statements include commercial transactions between Sanofi and some equity-accounted investments that are classified as related parties. The principal transactions and balances with related parties are summarized below:

(€ million)	June 30, 2023	June 30, 2022	December 31, 2022
Sales	64	26	131
Royalties and other income	32	33	81
Accounts receivable and other receivables	68	110	174
Purchases and other expenses (including research expenses)	302	167	477
Accounts payable and other payables	97	89	132